PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND
Supplement to Summary Prospectus dated March 1, 2014

The following replaces “Portfolio Managers” under “Management”:

Paul W. Bouchey, Managing Director at Parametric, has co-managed the Portfolio since June 2014.

Thomas Seto, Managing Director and Director of Portfolio Management of Parametric, has co-managed the Portfolio since May 2012.

David Stein, Managing Director and Chief Investment Officer of Parametric, has co-managed the Portfolio since May 2012.

June 2, 2014	14963 6.2.14

PARAMETRIC DIVIDEND INCOME FUND
Supplement to Prospectus dated March 25, 2014

1.

The following replaces “Portfolio Managers” in “Management” under “Fund Summary”:

Timothy Atwill, Managing Director at Parametric, has co-managed the Fund since 2014.

Thomas Seto, Managing Director and Director of Portfolio Management of Parametric, has co-managed the Fund since its inception in 2014.

David M. Stein, Managing Director and Chief Investment Officer of Parametric, has co-managed the Fund since its inception in 2014.

2.

The following replaces the fifth paragraph in “Management.” Under “Management and Organization”:

The Fund is managed by a team of portfolio managers from Parametric, who are primarily responsible for the day-to-day management of the Fund’s portfolio. The members of the team are Timothy Atwill, Thomas Seto and David M. Stein. Messrs. Seto and Stein have been portfolio managers of the Fund since its inception in March 2014 and Mr. Atwill has been a portfolio manager since June 2014. Mr. Seto has been Managing Director and Director of Portfolio Management at Parametric for more than five years. Mr. Stein has been Managing Director and Chief Investment Officer at Parametric for more than five years. They both have managed other Eaton Vance funds for more than five years.  Mr. Atwill has been Managing Director at Parametric since 2010. Prior to joining Parametric in 2010, Mr. Atwill was a Portfolio Manager and Senior Manager Research Analyst at Russell Investments since 2005.

June 2, 2014

15086 6.2.14

PARAMETRIC EMERGING MARKETS CORE FUND
Supplement to Prospectus dated September 24, 2013

1.

The following is added to “Portfolio Managers” in “Management” under “Fund Summary”:

Timothy Atwill, Managing Director at Parametric, has co-managed the Fund since 2014.

2.

The following replaces the fifth paragraph in “Management.” Under “Management and Organization”:

The Fund is managed by a team of portfolio managers from Parametric, who are primarily responsible for the day-to-day management of the Fund’s portfolio. The members of the team are Timothy Atwill, Thomas Seto and David M. Stein. Messrs. Seto and Stein have been portfolio managers of the Fund since its inception in 2013 and Mr. Atwill has been a portfolio manager since June 2014. Mr. Seto has been Managing Director and Director of Portfolio Management at Parametric for more than five years. Mr. Stein has been Managing Director and Chief Investment Officer at Parametric for more than five years. They both have managed other Eaton Vance funds for more than five years.  Mr. Atwill has been Managing Director at Parametric since 2010. Prior to joining Parametric in 2010, Mr. Atwill was a Portfolio Manager and Senior Manager Research Analyst at Russell Investments since 2005.

June 2, 2014

15085 6.2.14

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND
Supplement to Prospectus dated March 1, 2014

1.  The following replaces “Portfolio Managers” under “Management” in “Fund Summary”:

Paul W. Bouchey, Managing Director at Parametric, has co-managed the Portfolio since June 2014.

Thomas Seto, Managing Director and Director of Portfolio Management of Parametric, has co-managed the Portfolio since May 2012.

David Stein, Managing Director and Chief Investment Officer of Parametric, has co-managed the Portfolio since May 2012.

2.  The following replaces the fourth paragraph under “Management and Organization”:

The Portfolio is managed by a team of portfolio managers from Parametric who are primarily responsible for the day-to-day management of the Portfolio. The members of the team are Paul W. Bouchey, Thomas Seto and David M. Stein. Mr. Seto and Mr. Stein have been portfolio managers of the Portfolio since May 2012 and Mr. Bouchey has been a portfolio manager since June 2014. Mr. Seto has been Managing Director and Director of Portfolio Management at Parametric for more than five years and has managed other Eaton Vance funds since 2005. Mr. Stein has been Managing Director and Chief Investment Officer at Parametric for more than five years and has managed other Eaton Vance funds since 2005.  Mr. Bouchey has been Managing Director at Parametric for more than five years and manages other Eaton Vance funds.

June 2, 2014	14964 6.2.14

PARAMETRIC DIVIDEND INCOME FUND

Supplement to Statement of Additional Information dated March 25, 2014

The following is added to the tables in “Portfolio Managers.” Under “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Timothy W. Atwill*
Registered Investment Companies	1	$97.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
*As of May 1, 2014. Mr. Atwill became a portfolio manager effective June 1, 2014.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Timothy W. Atwill*	None	$100,001-$500,000
*As of May 1, 2014.

June 2, 2014

PARAMETRIC EMERGING MARKETS CORE FUND

Supplement to Statement of Additional Information dated September 24, 2013

The following is added to the tables in “Portfolio Managers.” Under “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Timothy W. Atwill*
Registered Investment Companies	1	$97.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
*As of May 1, 2014. Mr. Atwill became a portfolio manager effective June 1, 2014.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Timothy W. Atwill*	None	$100,001-$500,000
*As of May 1, 2014.

June 2, 2014

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND
Supplement to Statement of Additional Information dated March 1, 2014

The following is added to the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Paul W. Bouchey*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
* As of May 1, 2014. Mr. Bouchey became a portfolio manager effective June 1, 2014.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Paul W. Bouchey*	None	$100,001 - $500,000
*As of May 1, 2014.

June 2, 2014